Investment Objectives and Goals	May 31, 2026
BNY Mellon Global Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return (consisting of income and capital appreciation) consistent with the preservation of capital.
BNY Mellon Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide a high level of current income.
Objective, Secondary [Text Block]	As a secondary goal, the fund seeks long-term capital appreciation.